Fees Summary	Jun. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 615,000
Previously Paid Amount	0.00
Total Fee Amount	94.16
Total Offset Amount	0.00
Net Fee	94.16
Narrative - Max Aggregate Offering Price	$ 615,000
Final Prospectus	true